Significant Accounting policies, Property, Plant and Equipment (Details)	18 Months Ended
Oct. 31, 2018
Buildings [member]
Property, plant and equipment [Abstract]
Estimated useful lifes	30 years
Leasehold Improvements [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful lifes	3 years
Leasehold Improvements [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful lifes	10 years
Fixtures and Fittings [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful lifes	2 years
Fixtures and Fittings [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful lifes	7 years
Computer Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful lifes	1 years
Computer Equipment [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful lifes	5 years